Derivative Liabilities (Details) - Schedule of Changes in the Derivative Liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning
Addition
Extinguishment
Conversion to Note payable - related party
Changes in fair value
Derivative liabilities ending
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning
Addition
Extinguishment
Conversion to Note payable - related party
Changes in fair value
Derivative liabilities ending
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning			42,231
Addition	58,970	100,532	41,724
Extinguishment	(45,826)	(96,803)	(431,458)
Conversion to Note payable - related party			(1,124,301)
Changes in fair value		(3,729)	1,096,287
Derivative liabilities ending	$ 13,144